Document and Entity Information	Nov. 16, 2022
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001101680
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity Registrant Name	DZS INC.
Entity File Number	000-32743
Entity Tax Identification Number	22-3509099
Entity Address, Address Line One	5700 Tennyson Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	327-1531
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	DZSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false